Certnys

Edwin Mecabe
Managing Director
Corporate Actions & Market Watch

13003403

NYSE EURONEXT

Received SEC
OCT - 1 2013
Washington, DC 20549

October 1, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, EMPIRE STATE REALTY OP, L.P. Series ES Operating Partnership Units Representing Limited Partnership Interests, no par value, Series 60 Operating Partnership Units Representing Limited Partnership Interests, no par value, and Series 250 Operating Partnership Units Representing Limited Partnership Interests, no par value. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on September 30, 2013. Tentative listing date – October 2, 2013.

Sincerely,

emecabe@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5026
F +1 (212) 656-5893
www.nyx.com